Investment Securities - Summary of Investment Securities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		¥ 83,954	¥ 72,015
Equity instruments at fair value through other comprehensive income		4,598,485	4,586,811
Debt instruments at fair value through other comprehensive income		28,066,966	26,392,635
Total investment securities		32,749,405	31,051,461
Domestic [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		25,741	22,300
Debt instruments at fair value through other comprehensive income		17,868,996	15,752,438
Domestic [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		25,741	22,300
Domestic [member] | Debt instruments [member] | Japanese government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		15,774,197	14,293,611
Domestic [member] | Debt instruments [member] | Japanese municipal bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,145,496	732,622
Domestic [member] | Debt instruments [member] | Japanese corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		948,992	725,895
Domestic [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		311	310
Foreign [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		58,213	49,715
Debt instruments at fair value through other comprehensive income		10,197,970	10,640,197
Foreign [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost	[1]	56,400	47,129
Foreign [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at amortized cost		1,813	2,586
Foreign [member] | Debt instruments [member] | U.S. Treasury and other U.S. government agency bonds [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		5,681,789	5,564,944
Foreign [member] | Debt instruments [member] | Bonds issued by other governments and official institutions [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income	[1]	2,997,588	2,994,032
Foreign [member] | Debt instruments [member] | Mortgage- backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		1,006,051	1,658,732
Foreign [member] | Debt instruments [member] | Other debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments at fair value through other comprehensive income		512,542	422,489
Domestic equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		3,658,591	3,919,787
Foreign equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Equity instruments at fair value through other comprehensive income		¥ 939,894	¥ 667,024

[1]	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.